Guarantees, commitments and forward starting transactions (Detail) - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018
Guarantees
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	$ 19,128		$ 19,785
Sub-participations	(2,646)		(2,803)
Net irrevocable amount	16,482		16,982
Guarantees | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	986		1,639
Guarantees | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	18,142		18,146
Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	33,856		34,747
Sub-participations	(787)		(647)
Net irrevocable amount	33,069		34,099
Loan commitments | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	6,308		3,535
Loan commitments | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	27,547		31,212
Forward starting transactions - reverse repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	21,941		9,042
Forward starting transactions - reverse repurchase agreements | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	20,284	[1]	8,117
Forward starting transactions - reverse repurchase agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	1,657	[1]	925
Forward starting transactions - securities borrowing agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount			12
Forward starting transactions - securities borrowing agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount			12
Forward starting transactions - repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	8,148		8,326
Forward starting transactions - repurchase agreements | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	7,740	[1]	7,926
Forward starting transactions - repurchase agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	408	[1]	400
UBS AG | Guarantees
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	19,128		19,785
Sub-participations	(2,646)		(2,803)
Net irrevocable amount	16,482		16,982
UBS AG | Guarantees | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	986		1,639
UBS AG | Guarantees | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	18,142		18,146
UBS AG | Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	33,856		34,747
Sub-participations	(787)		(647)
Net irrevocable amount	33,069		34,099
UBS AG | Loan commitments | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	6,308		3,535
UBS AG | Loan commitments | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	27,547		31,212
UBS AG | Forward starting transactions - reverse repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	21,941		9,042
UBS AG | Forward starting transactions - reverse repurchase agreements | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	20,284		8,117
UBS AG | Forward starting transactions - reverse repurchase agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	1,657		925
UBS AG | Forward starting transactions - securities borrowing agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount			12
UBS AG | Forward starting transactions - securities borrowing agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount			12
UBS AG | Forward starting transactions - repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	8,148		8,326
UBS AG | Forward starting transactions - repurchase agreements | Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	7,740		7,926
UBS AG | Forward starting transactions - repurchase agreements | Not Measured At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	$ 408		$ 400

[1]	Cash to be paid in the future by either UBS or the counterparty.